Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 03, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost of revenues and operating expenses:
Cost of revenues		¥ 2,135,961	$ 335,179	¥ 409,922	¥ 1,938,626
Research and development expenses		(332,846)	(52,231)	(140,041)	(168,982)
Sales and marketing expenses		(100,467)	(15,765)	(19,980)	(21,917)
General and administrative expenses		(589,107)	(92,444)	(131,624)	(347,633)
Interest income		7,310	1,147	3,153	3,853
Other income, net		6,410	1,006	30,958	25,093
Change in fair value of warrant liability	¥ 258,782	(190,178)	(29,843)	0	0
Net income (loss)		2,000,282	313,886	(215,094)	(1,034,510)
Total comprehensive income (loss)		1,978,137	310,411	(239,332)	(1,024,822)
Parent Company
Cost of revenues and operating expenses:
Cost of revenues		(269)	(42)
Research and development expenses		(99,173)	(15,562)	(652)	(22,465)
Sales and marketing expenses		(8,239)	(1,293)	(41)	(358)
General and administrative expenses		(390,448)	(61,270)	(2,277)	(247,426)
Loss from operations		(498,129)	(78,167)	(2,970)	(270,249)
Interest income		1			5
Other income, net		2,037	320	2,425
Change in fair value of warrant liability		190,178	29,843
Share of income (losses) from subsidiaries		2,306,195	361,892	(214,549)	(764,266)
Net income (loss)		2,000,282	313,888	(215,094)	(1,034,510)
Foreign currency translation adjustment, net of nil tax		(22,145)	(3,475)	(24,238)	9,688
Total comprehensive income (loss)		¥ 1,978,137	$ 310,413	¥ (239,332)	¥ (1,024,822)